SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio
SunAmerica Strategic Value Portfolio
INVESTMENT GOAL
The investment goal of the SunAmerica Strategic Value Portfolio (the "Portfolio") is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-66 of the Portfolio's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Strategic Value Portfolio (USD $)		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Strategic Value Portfolio		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.48%	0.58%	0.49%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.58%	2.33%	2.24%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[1]	(0.06%)	(0.04%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.64%	2.37%	2.33%
[1]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica Strategic Value Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	732	1,063	1,415	2,407
Class B	640	1,039	1,465	2,525
Class C	336	727	1,245	2,666

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Strategic Value Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	732	1,063	1,415	2,407
Class B	240	739	1,265	2,525
Class C	236	727	1,245	2,666

PORTFOLIO TURNOVER:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 106% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
The Portfolio's principal investment strategy is based on value. The value oriented philosophy to which the SunAmerica Strategic Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with securities selected annually from the Russell 3000 Value
Index. The portfolio manager selects securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio manager employs to identify and rank companies within the Russell 3000 Value
Index. Through this selection process, the portfolio manager will select approximately 100 securities from the Russell 3000 Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio's volatility relative to the Russell 3000 Value Index. While the securities selection process will take place on an annual basis, the portfolio manager may in his discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio's holdings or when the security substantially underperforms relative to the Russell 3000 Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" securities may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext. 6003.
SUNAMERICA STRATEGIC VALUE PORTFOLIO (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was -32.77% (quarter ended December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica Strategic Value Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A		(8.17%)	(3.97%)	2.26%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(8.20%)	(4.62%)	1.67%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(5.27%)	(3.29%)	1.98%
Class B	Class B		(7.24%)	(3.81%)	2.32%
Class C	Class C		(4.21%)	(3.46%)	2.19%
Russell 3000 Value Index	Russell 3000 Value Index		(0.10%)	(2.58%)	4.08%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica
Strategic Value Portfolio and certain corresponding changes were made to the
Fund's principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a "focused" fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.